Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 96.1%
Security	Shares	Value
Building Products — 2.6%
Carlisle Cos., Inc.	36,718	$ 11,744,620
		$ 11,744,620
Capital Markets — 6.2%
Intercontinental Exchange, Inc.	75,135	$ 12,168,865
S&P Global, Inc.	31,298	16,356,022
		$ 28,524,887
Chemicals — 2.6%
Sherwin-Williams Co.	36,636	$ 11,871,163
		$ 11,871,163
Construction Materials — 4.8%
Martin Marietta Materials, Inc.	35,120	$ 21,867,819
		$ 21,867,819
Electrical Equipment — 3.5%
AMETEK, Inc.	78,100	$ 16,034,711
		$ 16,034,711
Electronic Equipment, Instruments & Components — 8.1%
CDW Corp.	136,518	$ 18,593,752
Trimble, Inc.(1)	233,020	18,257,117
		$ 36,850,869
Financial Services — 4.2%
Visa, Inc., Class A	54,348	$ 19,060,387
		$ 19,060,387
Health Care Equipment & Supplies — 3.6%
STERIS PLC	64,166	$ 16,267,364
		$ 16,267,364
Insurance — 9.1%
Markel Group, Inc.(1)	10,769	$ 23,149,581
White Mountains Insurance Group Ltd.	8,782	18,249,259
		$ 41,398,840
Interactive Media & Services — 8.2%
Alphabet, Inc., Class C	119,639	$ 37,542,718
		$ 37,542,718
Security	Shares	Value
IT Services — 7.5%
Gartner, Inc.(1)	30,836	$ 7,779,306
GoDaddy, Inc., Class A(1)	214,427	26,606,102
		$ 34,385,408
Life Sciences Tools & Services — 6.4%
Danaher Corp.	47,396	$ 10,849,893
Thermo Fisher Scientific, Inc.	31,347	18,164,019
		$ 29,013,912
Professional Services — 11.6%
Booz Allen Hamilton Holding Corp.	104,609	$ 8,824,815
Broadridge Financial Solutions, Inc.	26,193	5,845,492
Equifax, Inc.	62,382	13,535,646
TransUnion	189,714	16,267,976
Verisk Analytics, Inc.	38,377	8,584,551
		$ 53,058,480
Software — 3.6%
Autodesk, Inc.(1)	55,326	$ 16,377,049
		$ 16,377,049
Specialty Retail — 14.1%
O'Reilly Automotive, Inc.(1)	112,211	$ 10,234,765
Ross Stores, Inc.	119,484	21,523,848
TJX Cos., Inc.	213,420	32,783,446
		$ 64,542,059
Total Common Stocks (identified cost $203,643,020)		$438,540,286

Short-Term Investments — 4.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	18,481,981	$ 18,481,981
Total Short-Term Investments (identified cost $18,481,981)		$ 18,481,981
Total Investments — 100.1% (identified cost $222,125,001)		$457,022,267
Other Assets, Less Liabilities — (0.1)%		$ (630,361)
Net Assets — 100.0%		$456,391,906

Eaton Vance
Atlanta Capital Select Equity Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $18,481,981, which represents 4.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$12,274,408	$115,606,130	$(109,398,557)	$ —	$ —	$18,481,981	$208,306	18,481,981
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$438,540,286*	$ —	$ —	$438,540,286
Short-Term Investments	18,481,981	—	—	18,481,981
Total Investments	$457,022,267	$—	$—	$457,022,267
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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